Fair value measurement - Silver stream embedded derivative, key inputs were used (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair value measurement
Percentage of assets	5.00%
Percentage of possible decrease in unobservable assets	5.00%
Silver stream embedded derivative | Spot price
Fair value measurement
Significant unobservable input, asset	36.11	28.91
Percentage of liabilities	5.00%
Percentage of assets	5.00%
Increase in fair value measurement liabilities	$ 5,304,000	$ 4,421,000
Percentage of possible decrease in unobservable liabilities	5.00%
Percentage of possible decrease in unobservable assets	5.00%
Decrease in fair value measurement liabilities	$ 5,304,000	$ 4,421,000
Silver stream embedded derivative | Own credit spread
Fair value measurement
Significant unobservable input, asset	8.32	7.99